Segment and Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment information
Revenue	$ 1,342	$ 1,290	$ 1,263	$ 1,302	$ 1,196	$ 1,206	$ 1,152	$ 1,205	$ 1,140	$ 2,615	$ 2,498	$ 5,051	$ 4,702	$ 4,270
Operating Profit	582	(1,148)	$ 366	476	$ 420	271	$ 395	$ 423	$ 269	1,083	896	113	1,358	1,170
Depreciation & Amortization												134	137	141
Capital Expenditures												92	117	96
Assets held for sale		0				97						0	97
Total Assets	6,013	6,771				6,061				6,013		6,771	6,061
Intersegment Eliminations [Member]
Segment information
Revenue												(86)	(76)	(69)
Operating Profit												0	0	0
Total operating segments [Member]
Segment information
Revenue												5,051	4,702	4,270
Operating Profit												282	1,617	1,413
Depreciation & Amortization												124	126	124
Capital Expenditures												84	100	83
Total Assets		3,719				3,751						3,719	3,751
Unallocated expense [Member]
Segment information
Revenue												0	0	0
Operating Profit												(169)	(259)	(243)
Restructuring costs												16
Unallocated expense [Member] | Cost Structure Reduction [Member]
Segment information
Restructuring costs													64	156
Unallocated expense [Member] | Non-Cash Impairment Charge [Member]
Segment information
Restructuring costs													36
Unallocated expense [Member] | Lease Commitments / Terminations [Member]
Segment information
Restructuring costs													13	52
Corporate [Member]
Segment information
Depreciation & Amortization												10	11	17
Capital Expenditures												8	17	13
Total Assets		3,052				2,213						3,052	2,213
Intersegment Eliminations [Member]
Segment information
Revenue	(22)			(21)						(43)	(43)
Operating Profit	0			0						0	0
Insurance recoveries	45									80
Legal settlement charge	4									34
S&P Ratings
Segment information
Revenue	658			664						1,264	1,233	2,455	2,274	2,034
Operating Profit	361			308						652	548	(583)	882	809
Depreciation & Amortization												43	45	43
Capital Expenditures												33	40	43
Total Assets		624				630						624	630
S&P Capital IQ [Member]
Segment information
Revenue	324			307						644	608	1,237	1,170	1,124
Operating Profit	63			54						125	107	228	189	183
Depreciation & Amortization												50	49	50
Capital Expenditures												38	39	22
Total Assets		1,011				1,054						1,011	1,054
S&P Indices [Member]
Segment information
Revenue	148			133						291	269	552	493	388
Operating Profit	96			82						191	174	347	266	202
Depreciation & Amortization												7	10	8
Capital Expenditures												2	4	2
Total Assets		1,166				1,160						1,166	1,160
C&C [Member]
Segment information
Revenue	234			219						459	431	893	841	793
Operating Profit	87			77						173	146	290	280	219
Depreciation & Amortization												24	22	23
Capital Expenditures												11	17	$ 16
Total Assets		$ 918				$ 907						$ 918	$ 907
Total operating segments [Member]
Segment information
Revenue	1,342			1,302						2,615	2,498
Operating Profit	607			521						1,141	975
Unallocated expense [Member]
Segment information
Revenue	0			0						0	0
Operating Profit	$ (25)			$ (45)						$ (58)	$ (79)